UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2015 to March 31, 2015

Item 1:                   Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.8%)
$2,900	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	03/18/16	0.053	$2,663,441
1,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(A, A3)	02/19/16	0.033	913,250
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(A, A3)	03/31/16	0.036	1,468,600
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $6,200,000)					5,045,291

UNITED STATES AGENCY OBLIGATIONS (78.6%)
6,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.131	5,999,280
4,000	Fannie Mae Discount Notes	(AA+, Aaa)	06/01/15	0.140	3,999,656
4,500	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	4,496,868
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	4,006,124
3,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	3,505,880
4,050	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/27/16	0.280	4,056,828
3,750	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	3,757,763
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/22/16	0.163	1,000,512
3,300	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	3,303,135
3,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/13/17	0.201	3,504,109
4,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/24/17	0.214	4,506,601
5,700	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.198	5,706,207
3,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/13/17	0.220	3,503,098
3,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/15/17	0.205	3,204,019
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.230	3,001,830
3,600	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/12/17	0.250	3,603,517
4,700	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/17	0.206	4,705,748
5,130	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/25/17	0.204	5,136,084
2,300	Federal Farm Credit Banks[1]	(AA+, Aaa)	08/04/17	0.213	2,300,596
6,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.226	6,009,726
5,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.208	5,503,179
2,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/13/17	0.226	2,503,898
4,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.222	4,506,489
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.213	4,004,616
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.278	4,008,056
1,000	Federal Farm Credit Discount Notes	(AA+, Aaa)	01/14/16	0.252	998,312
1,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/15	0.120	1,499,738
5,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.232	5,190,978
6,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.242	6,288,925
3,800	Federal Home Loan Banks[1]	(AA+, Aaa)	08/19/15	0.220	3,802,196
4,500	Federal Home Loan Banks	(AA+, Aaa)	09/08/15	0.190	4,499,914
7,100	Federal Home Loan Banks[1]	(AA+, Aaa)	10/07/15	0.220	7,104,018
2,500	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	2,498,745
4,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	4,000,920
4,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	4,001,216
3,700	Federal Home Loan Banks	(AA+, Aaa)	08/11/16	1.300	3,714,992
3,000	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	3,006,684
3,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/09/15	0.270	3,697,680
3,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	3,492,769
1,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	12/12/16	0.168	1,000,517
3,900	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.183	3,901,014
6,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.181	6,005,718
2,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	2,496,248
1,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/26/17	1.020	1,901,936
3,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	3,003,237
2,875	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	2,879,750
8,940	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.184	8,947,662
6,450	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.195	6,456,340
7,500	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.195	7,507,365
7,000	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.188	7,006,657
4,000	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	3,997,852
4,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/05/15	0.161	3,998,824
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/03/15	0.171	999,010
7,500	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.171	7,492,537
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $221,064,927)					221,225,573

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (14.7%)
$2,500	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/16	0.080	$2,499,868
10,500	United States Treasury Floating Rate Notes[1,5,6]	(AA+, Aaa)	04/30/16	0.104	10,501,459
5,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	07/31/16	0.105	4,999,830
5,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	10/31/16	0.088	4,998,435
1,000	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	01/31/17	0.119	1,000,214
1,500	United States Treasury Notes	(AA+, Aaa)	07/15/15	0.250	1,500,821
1,500	United States Treasury Notes	(AA+, Aaa)	12/31/15	2.125	1,521,212
1,000	United States Treasury Notes	(AA+, Aaa)	01/15/16	0.375	1,001,250
3,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	3,003,984
2,000	United States Treasury Notes	(AA+, Aaa)	02/29/16	2.625	2,042,968
2,700	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	2,702,743
5,600	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	5,595,626
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $41,355,238)					41,368,410

Number of Shares

SHORT-TERM INVESTMENTS (4.6%)
4,960,211	State Street Navigator Prime Portfolio, 0.16%[7]				4,960,211

Par (000)			Maturity	Rate%

$7,922	State Street Bank and Trust Co. Euro Time Deposit		04/01/15	0.010	7,922,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,882,211)					12,882,211

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $281,502,376)					280,521,485

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					915,184

NET ASSETS (100.0%)					$281,436,669

†                                           Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.

1                                           Variable rate obligations — The interest rate is the rate as of March 31, 2015.

2                                           Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

3                                           Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2015, these securities amounted to a value of $2,381,850 or 0.8% of net assets.

4                                           At March 31, 2015, $2,499,868 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.

5                                           At March 31, 2015, $7,846,660 in the value of these securities have been pledged, as collateral for open swap contracts.

6                                           Security or portion thereof is out on loan.

7                                           Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at March 31, 2015.

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)

USD	$11,629,119	04/28/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(137,761)
USD	$28,390,048	04/28/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(348,888)
USD	$2,176,171	04/28/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(27,235)
USD	$16,433,626	04/28/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(205,697)
USD	$12,505,255	04/28/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(148,195)
USD	$5,526,390	04/28/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(69,158)
USD	$35,394,652	04/28/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(419,448)
USD	$7,889,583	04/28/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(98,749)
USD	$10,221,350	04/28/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(121,118)
USD	$2,493,088	04/28/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(31,204)
USD	$23,577,729	04/28/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(288,637)
USD	$13,865,667	04/28/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(173,547)
USD	$22,678,439	04/28/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(268,753)
USD	$21,741,326	04/28/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(272,121)
USD	$18,999,893	04/28/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(225,160)
USD	$21,084,311	04/28/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(263,898)
USD	$12,046,725	04/28/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(142,761)

						$(3,242,330)

1                                           The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Commodity Indexed Structured Notes	$—	$5,045,291	$—	$5,045,291
United States Agency Obligations	—	221,225,573	—	221,225,573
United States Treasury Obligations	—	41,368,410	—	41,368,410
Short-term Investments	—	12,882,211	—	12,882,211
	$—	$280,521,485	$—	$280,521,485

Liabilities	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Swap Contracts	$—	$3,242,330	$—	$3,242,330

*                                    Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

The Portfolio follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 15, 2015

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	May 15, 2015